Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 32,011	R$ 29,145	R$ 13,325
Derivatives [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	19,781	(2,954)	3,477
Financial Assets Designated At Fair Value Through Profit Or Loss Equity Securities [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	(3)	479	660
Securities [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	12,170	31,399	8,882
Other Financial Assets At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	2	1,897	1,800
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	(14)	(1,731)	(1,535)
Financial Liability Designated At Fair Value [Member]
IfrsStatementLineItems [Line Items]
Income of financial assets and liabilities at fair value through profit or loss	R$ 75	R$ 55	R$ 41